Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net	12 Months Ended
Dec. 31, 2020
Office equipment, fixtures and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	10 years
Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	8 years
Capitalized development costs and software acquired [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Office equipment, fixtures and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Capitalized development costs and software acquired [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	5 years